Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables
Schedule of trade and other payables

	June 30,
	2023	2022

	(In thousands of US Dollars)
Trade payables	1,264	1,041
Accrued expenses	4,280	137
Advance received for procurement	—	366
Other payables	78	—
	5,622	1,544